Commitments and Contingencies - Summary of Future Capital Lease, Operating Lease and Financing Lease Obligation (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Capital Leases [Member]
Leases Future Minimum Payments [Line Items]
Interest range, Minimum	3.60%
Interest range, Maximum	19.60%
Financing Obligations [Member]
Leases Future Minimum Payments [Line Items]
Interest range, Minimum	3.60%
Interest range, Maximum	19.60%